Document and Entity Information	Sep. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2024
Entity File Number	001-39649
Entity Registrant Name	GATOS SILVER, INC.
Entity Central Index Key	0001517006
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2654848
Entity Address, Address Line One	925 W Georgia Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3L2
City Area Code	604
Local Phone Number	424-0984
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GATO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false